Financial result, net (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance income
Results from financial assets and others		$ 975,245	$ 745,571	$ 739,148
Yield and interest		481,674	383,624	405,562
Dividends	[1]	117,260	0	0
Gain on sale of equity instruments		0	368	13,236
Other finance income		49,157	0	1,410
Finance income		1,623,336	1,129,563	1,159,356
Finance expenses
Interest	[2]	(1,894,490)	(2,399,414)	(2,385,994)
Financial cost of other liabilities	[3]	(757,509)	(668,782)	(753,047)
Results from financial assets and others		(638,767)	(381,445)	(481,308)
Other financial expenses		(43,703)	(62,520)	(40,252)
Finance costs		(3,334,469)	(3,512,161)	(3,660,601)
Foreign exchange gain (loss), net		40,639	372,223	5,514
Financial result, net		$ (1,670,494)	$ (2,010,375)	$ (2,495,731)

[1]	In 2007, Arrendadora Financiera Internacional Bolivariana (AFIB) and Ecopetrol S.A. signed an agreement to constitute a trust fund, in which Invercolsa deposited dividends corresponding to 8.53% of the participation in dispute, regarding the shares acquired by Fernando Londoño. In 2019, as a result of the sentence of the Supreme Court of Justice, Ecopetrol received the amount of dividends that were in that trust. See Note 12 -Business combinations.
[2]	As of December 31, 2019, borrowing costs for the financing of developing natural resources and property, plant and equipment of COP$248,139 (2018 - COP$200,833 and 2017 - COP$191,651) were capitalized.
[3]	Includes the financial expense of the asset retirement obligations and the liabilities for post-employment benefits.